13. Investment properties	12 Months Ended
Dec. 31, 2017
Investment Properties
Investment properties

As of December 31, 2017, the balance of “Investment properties” is R$ 57,652 (December 31, 2016 - R$ 57,968). As of December 31, 2017 and 2016, the market value of these properties is approximately R$ 402,000 and R$ 404,000, respectively.

	December 31, 2016	Write-offs and disposals	Depreciation	December 31, 2017

Investment properties	57,968	(244)	(72)	57,652
Total	57,968	(244)	(72)	57,652

	December 31, 2015	Transfers	Write-offs and disposals	Reversal of estimated losses	Depreciation	December 31, 2016

Investment properties	56,957	1,231	(124)	10	(106)	57,968
Total	56,957	1,231	(124)	10	(106)	57,968

	December 31, 2014	Transfers	Write-offs and disposals	Depreciation	December 31, 2015

Investment properties	54,039	9,182	(5,859)	(405)	56,957
Total	54,039	9,182	(5,859)	(405)	56,957